LEASES - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Operating Leases
Remainder 2022	$ 84
2023	303	$ 295
2024	328	303
2025	279	328
Total lease payments	994	1,204
Less: imputed interest	(145)	(212)
Present value of lease liabilities	849	992
Less: current portion of lease liabilities	231	153
Noncurrent lease liabilities	618	839
Finance Leases
Remainder 2022	165
2023	360	623
2024	268	306
2025	152	239
2026	23	148
Total lease payments	968	1,339
Less: imputed interest	(93)	(147)
Present value of lease liabilities	875	1,192
Less: current portion of lease liabilities	391	549
Noncurrent lease liabilities	484	643
Total Lease Liabilities
Remainder 2022	249
2023	663	918
2024	596	609
2025	431	567
2026	23	426
Total lease payments	1,962	2,543
Less: imputed interest	(238)	(359)
Present value of lease liabilities	1,724	2,184
Less: current portion of lease liabilities	622	702
Noncurrent lease liabilities	$ 1,102	$ 1,482